SALES RESERVES AND ALLOWANCES	12 Months Ended
Dec. 31, 2016
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]
NOTE 9—SALES RESERVES AND ALLOWANCES:

Sales reserves and allowances consisted of the following:
	December 31,

	2016	2015

	(U.S. $ in millions)
Rebates	$3,482	$3,382
Medicaid and other governmental allowances	1,729	1,319
Chargebacks	1,584	1,091
Returns	844	598
Other	200	211
	$7,839	$6,601